Significant acquisition and equity transactions - Shan Shan Outlets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 10, 2019	Dec. 31, 2018 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill			$ 34,001	¥ 236,711		¥ 367,106
Goodwill			$ 34,001	236,711		¥ 367,106
Shan Shan Outlets [Member]
Consideration:
Cash		¥ 2,925,000
Consideration payable		25,000
Total consideration transferred	¥ 2,950,000	2,950,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents				175,822
Accounts receivable				6,420
Other receivables and prepayments				537,182
Inventories				46,603
Amounts due from related parties				12,821
Other long-term assets				25,000
Deferred tax assets, net				51,252
Property and equipment				461,408
Land use rights				837,160
Construction in progress				207,707
Investment in equity method investees				2,322,375
Total assets acquired				4,683,750
Accounts payable				(69,427)
Advances from customers				(42,795)
Accrued expenses and other current liabilities				(179,574)
Amounts due to related parties				(282,106)
Deferred income				(194,162)
Bank borrowings				(709,954)
Financial guarantee				(8,847)
Deferred tax liabilities				(91,272)
Total liabilities assumed				(1,578,137)
Net assets acquired				3,105,613
Non-controlling interests				(314,537)
Goodwill				158,924
Total consideration				2,950,000
Percentage of equity interest acquired					100.00%
Business Combination Consideration	2,950,000	¥ 2,950,000
Business combination revenue from acquiree	245,817
Goodwill				¥ 158,924
Business combination net income loss from acquiree	¥ 31,500
Shan Shan Outlets [Member] | Minimum
Recognized amounts of identifiable assets acquired and liabilities assumed:
Weighted average amortization period at the acquisition date, Property and equipment,net		14 years
Weighted average amortization period at the acquisition date,Land use rights,net		30 years
Shan Shan Outlets [Member] | Maximum
Recognized amounts of identifiable assets acquired and liabilities assumed:
Weighted average amortization period at the acquisition date, Property and equipment,net		20 years
Weighted average amortization period at the acquisition date,Land use rights,net		40 years